Managed Volatility Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 61.43%
Communication Services - 6.06%
Alphabet, Inc., Class A* 260 $ 536,255
Alphabet, Inc., Class C* 260 537,844
AT&T, Inc.# 2,240 67,805
Comcast Corp., Class A# 600 32,466
Discovery, Inc., Class C* 1,014 37,406
Facebook, Inc., Class A*# 600 176,718
Omnicom Group, Inc.# 600 44,490
Verizon Communications,
Inc.# 6,400 372,160
Walt Disney Co. (The)*# 565 104,254
1,909,398
Consumer Discretionary - 7.16%
Amazon.com, Inc.*# 400 1,237,632
AutoZone, Inc.* 100 140,430
Dollar General Corp. 300 60,786
eBay, Inc.# 500 30,620
Ford Motor Co.* 2,900 35,525
Hasbro, Inc. 300 28,836
Lowe's Cos., Inc.# 2,000 380,360
McDonald's Corp. 300 67,242
NIKE, Inc., Class B# 600 79,734
Ross Stores, Inc. 500 59,955
Starbucks Corp. 400 43,708
Target Corp. 300 59,421
Yum! Brands, Inc. 300 32,454
2,256,703
Consumer Staples - 4.05%
Archer-Daniels-Midland
Co. 400 22,800
Campbell Soup Co.# 1,300 65,351
Clorox Co. (The)# 1,400 270,032
Coca-Cola Co. (The) 500 26,355
Colgate-Palmolive Co.# 1,400 110,362
Constellation Brands, Inc.,
Class A# 500 114,000
Costco Wholesale Corp.# 400 140,992
General Mills, Inc.# 800 49,056
J M Smucker Co. (The) 400 50,612
Kimberly-Clark Corp.# 600 83,430
Kroger Co. (The)# 800 28,792
Mondelez International,
Inc., Class A# 900 52,677
PepsiCo, Inc.# 900 127,305
Procter & Gamble Co.
(The) 600 81,258
Walmart, Inc.# 400 54,332
1,277,354
Industry Company Shares Value
Energy - 1.29%
Chevron Corp.# 678 $ 71,048
ConocoPhillips 887 46,984
EOG Resources, Inc. 500 36,265
Exxon Mobil Corp. 1,500 83,745
Marathon Petroleum
Corp.# 1,700 90,933
Phillips 66 593 48,353
Valero Energy Corp. 400 28,640
405,968
Financials - 5.52%
Allstate Corp. (The) 300 34,470
American Express Co. 300 42,432
Aon PLC, Class A 300 69,033
Bank of America Corp.# 700 27,083
Berkshire Hathaway, Inc.,
Class B*# 500 127,735
BlackRock, Inc. 200 150,792
Capital One Financial
Corp. 200 25,446
Charles Schwab Corp.
(The) 800 52,144
Chubb, Ltd. 461 72,824
Citigroup, Inc.# 810 58,928
Comerica, Inc. 300 21,522
Goldman Sachs Group,
Inc. (The)# 200 65,400
Huntington Bancshares,
Inc. 3,200 50,304
JPMorgan Chase & Co.# 1,000 152,230
KeyCorp. 3,300 65,934
Marsh & McLennan Cos.,
Inc. 400 48,720
Morgan Stanley# 800 62,128
PNC Financial Services
Group, Inc. (The) 500 87,705
Progressive Corp. (The) 1,220 116,644
S&P Global, Inc. 500 176,435
T Rowe Price Group, Inc. 200 34,320
Truist Financial Corp. 300 17,496
U.S. Bancorp# 1,900 105,089
Wells Fargo & Co.# 1,871 73,100
1,737,914
Health Care - 11.19%
Abbott Laboratories# 1,000 119,840
AbbVie, Inc.# 1,859 201,181
Amgen, Inc.# 500 124,405
Anthem, Inc. 300 107,685
Baxter International, Inc.# 4,300 362,662
Becton Dickinson & Co. 273 66,380

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Biogen, Inc.*# 800 $ 223,800
Bristol-Myers Squibb Co.# 3,979 251,194
Cigna Corp. 299 72,280
CVS Health Corp. 400 30,092
Danaher Corp. 200 45,016
DaVita, Inc.*# 700 75,439
Dexcom, Inc.*# 800 287,512
Gilead Sciences, Inc. 400 25,852
Johnson & Johnson# 500 82,175
Medtronic PLC 400 47,252
Merck & Co., Inc.# 1,700 131,053
PerkinElmer, Inc.# 2,300 295,067
Pfizer, Inc. 1,700 61,591
Regeneron
Pharmaceuticals, Inc.*# 200 94,628
Stryker Corp. 160 38,973
Thermo Fisher Scientific,
Inc.# 900 410,742
UnitedHealth Group, Inc.# 1,000 372,070
3,526,889
Industrials - 4.27%
3M Co.# 500 96,340
Boeing Co. (The)* 300 76,416
Carrier Global Corp. 540 22,799
Emerson Electric Co. 400 36,088
FedEx Corp.# 600 170,424
Honeywell International,
Inc.# 600 130,242
Ingersoll Rand, Inc.* 176 8,661
Johnson Controls
International PLC 454 27,090
L3Harris Technologies, Inc. 200 40,536
Lockheed Martin Corp. 270 99,765
Northrop Grumman
Corp.# 700 226,548
Otis Worldwide Corp. 270 18,481
Raytheon Technologies
Corp.# 1,240 95,815
Republic Services, Inc. 300 29,805
Southwest Airlines Co.*# 1,400 85,484
Trane Technologies PLC 200 33,112
Union Pacific Corp. 300 66,123
United Parcel Service, Inc.,
Class B 100 16,999
Waste Management, Inc.# 500 64,510
1,345,238
Information Technology - 17.24%
Adobe, Inc.*# 1,400 665,518
Industry Company Shares Value
Information Technology (continued)
Advanced Micro Devices,
Inc.*# 3,500 $ 274,750
Akamai Technologies,
Inc.*# 1,500 152,850
Apple, Inc.# 7,100 867,265
Applied Materials, Inc.# 1,100 146,960
Cisco Systems, Inc.# 3,000 155,130
Citrix Systems, Inc. 500 70,180
Cognizant Technology
Solutions Corp.,
Class A# 700 54,684
HP, Inc. 2,000 63,500
Intel Corp.# 2,700 172,800
International Business
Machines Corp. 200 26,652
Intuit, Inc. 200 76,612
Juniper Networks, Inc. 1,900 48,127
Mastercard, Inc., Class A# 800 284,840
Micron Technology, Inc.*# 2,100 185,241
Microsoft Corp.# 2,800 660,156
NortonLifeLock, Inc. 1,100 23,386
NVIDIA Corp.# 600 320,358
Oracle Corp.# 860 60,346
PayPal Holdings, Inc.*# 1,100 267,124
QUALCOMM, Inc.# 1,800 238,662
salesforce.com, Inc.*# 1,900 402,553
Texas Instruments, Inc. 470 88,826
Visa, Inc., Class A# 600 127,038
5,433,558
Materials - 1.33%
Corteva, Inc. 1,033 48,159
Dow, Inc. 533 34,080
DuPont de Nemours, Inc.# 933 72,102
Ecolab, Inc. 500 107,035
Linde PLC 300 84,042
Sherwin-Williams Co.
(The) 100 73,801
419,219
Real Estate - 2.03%
American Tower Corp. 300 71,718
Crown Castle International
Corp.# 2,500 430,325
Equinix, Inc. 100 67,959
Public Storage 100 24,676
Simon Property Group,
Inc. 400 45,508
640,186

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Utilities - 1.29%
American Electric Power
Co., Inc. 400 $ 33,880
Dominion Energy, Inc. 420 31,903
Duke Energy Corp. 383 36,971
NextEra Energy, Inc. 2,400 181,464
Public Service Enterprise
Group, Inc. 900 54,189
Sempra Energy 500 66,290
404,697
TOTAL COMMON STOCKS - 61.43% 19,357,124
(Cost $10,422,898)
Due Date
Discount Rate
or Coupon Rate
Principal
Amount Value
.
U.S. Government Obligations - 34.91%
U.S. Treasury Bills
- 34.91%
04/08/2021 0.000% (a) $ 2,000,000 1,999,997
04/22/2021 0.000% (a) 1,000,000 999,993
05/27/2021 0.000% (a) 4,000,000 3,999,907
06/24/2021 0.000% (a) 4,000,000 3,999,883
TOTAL U.S. GOVERNMENT OBLIGATIONS
- 34.91% 10,999,780
(Cost $10,999,589)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 4.50%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 1,417,535
$ 1,417,535
TOTAL MONEY MARKET FUND - 4.50% 1,417,535
(Cost $1,417,535)
TOTAL INVESTMENTS BEFORE
OPTIONS WRITTEN - 100.84% 31,774,439
(Cost $22,840,022 )
WRITTEN OPTIONS
- (2.08%)
TOTAL WRITTEN OPTIONS - (2.08%) $ (653,643)
(Premiums Received $(738,581))
TOTAL INVESTMENTS
-
98.76%
$ 31,120,796
(Cost $22,101,441)
Other Assets in Excess of Liabilities - 1.24% 389,598
NET ASSETS - 100.00% $ 31,510,394
* Non-income producing security.
# Security subject to call or put option written by the Fund.
(a) Rate represents the effective yield at purchase.
^ Rate disclosed as of March 31, 2021.
PLC - Public Limited Company

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Put Options Written - (0.77%)
Ally Financial, Inc. 10 $ (45,210) $ 40.00
06/18/21
$ (1,300)
Applied Materials, Inc. 30 (400,800) 110.00
04/16/21
(720)
Bank of America Corp. 90 (348,210) 36.00
06/18/21
(9,540)
Caterpillar, Inc. 17 (394,179) 195.00
05/21/21
(2,992)
Chegg, Inc. 15 (109,245) 90.00
07/16/21
(17,295)
Costco Wholesale Corp. 9 (317,232) 345.00
04/16/21
(2,034)
Five9, Inc. 15 (198,570) 165.00
07/16/21
(30,150)
Generac Holdings, Inc. 10 (327,450) 330.00
05/21/21
(24,400)
Goldman Sachs Group, Inc. (The) 10 (327,000) 330.00
06/18/21
(19,250)
Invesco, Ltd. 20 (50,440) 19.00
04/16/21
(700)
Kroger Co. (The) 20 (71,980) 31.00
04/16/21
(60)
Lennar Corp., Class A 35 (354,305) 85.00
05/21/21
(3,850)
Lumen Technologies, Inc. 170 (226,950) 12.50
05/21/21
(9,350)
Merck & Co., Inc. 45 (346,905) 75.00
06/18/21
(9,225)
QUALCOMM, Inc. 25 (331,475) 140.00
04/16/21
(19,875)
Teradyne, Inc. 10 (121,680) 130.00
04/16/21
(12,630)
Travelers Cos., Inc. (The) 22 (284,108) 150.00
07/16/21
(19,140)
Trex Co., Inc. 5 (45,770) 95.00
07/16/21
(5,450)
Walmart, Inc. 25 (339,575) 135.00
06/18/21
(12,450)
Wells Fargo & Co. 55 (214,885) 30.00
04/16/21
(110)
Zendesk, Inc. 19 (251,978) 135.00
07/16/21
(24,320)
Zscaler, Inc. 10 (140,000) 180.00
05/21/21
(16,950)
Total Exchange Traded Put Options Written (Premiums Received $(308,379))
$ (241,791)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Call Options Written - (1.31%)
3M Co. 2 $ (38,536) $ 185.00
04/16/21
$ (1,700)
Abbott Laboratories 3 (35,952) 130.00
05/21/21
(267)
AbbVie, Inc. 5 (54,110) 110.00
07/16/21
(2,150)
Adobe, Inc. 6 (285,222) 475.00
06/18/21
(16,620)
Adobe, Inc. 3 (142,611) 475.00
04/16/21
(3,378)
Advanced Micro Devices, Inc. 35 (274,750) 82.50
06/18/21
(14,420)
Akamai Technologies, Inc. 15 (152,850) 100.00
06/18/21
(9,975)
Amazon.com, Inc. 1 (309,408) 3120.00
07/16/21
(18,739)
Amgen, Inc. 2 (49,762) 240.00
04/16/21
(2,400)
Apple, Inc. 24 (293,160) 125.00
06/18/21
(13,560)
Applied Materials, Inc. 4 (53,440) 100.00
04/16/21
(13,420)
AT&T, Inc. 9 (27,243) 30.00
04/16/21
(423)
Bank of America Corp. 3 (11,607) 37.00
06/18/21
(960)
Baxter International, Inc. 40 (337,360) 80.00
05/21/21
(27,000)
Berkshire Hathaway, Inc., Class B 3 (76,641) 265.00
06/18/21
(1,410)
Biogen, Inc. 4 (111,900) 275.00
07/16/21
(16,560)
Biogen, Inc. 2 (55,950) 285.00
04/16/21
(1,580)
Bristol-Myers Squibb Co. 24 (151,512) 65.00
06/18/21
(4,272)
Bristol-Myers Squibb Co. 5 (31,565) 62.50
06/18/21
(1,485)
Campbell Soup Co. 4 (20,108) 48.00
05/21/21
(1,160)
Chevron Corp. 2 (20,958) 115.00
06/18/21
(372)
Cisco Systems, Inc. 10 (51,710) 50.00
06/18/21
(3,200)
Citigroup, Inc. 3 (21,825) 75.00
06/18/21
(1,020)
Clorox Co. (The) 14 (270,032) 190.00
04/16/21
(8,260)
Cognizant Technology Solutions Corp., Class A 3 (23,436) 80.00
07/16/21
(1,170)
Colgate-Palmolive Co. 10 (78,830) 80.00
05/21/21
(1,520)
Comcast Corp., Class A 2 (10,822) 60.00
07/16/21
(140)
Constellation Brands, Inc., Class A 2 (45,600) 230.00
04/16/21
(1,340)
Costco Wholesale Corp. 2 (70,496) 335.00
07/16/21
(5,644)
Crown Castle International Corp. 20 (344,260) 160.00
04/16/21
(23,780)
Crown Castle International Corp. 2 (34,426) 155.00
04/16/21
(3,940)
DaVita, Inc. 3 (32,331) 125.00
04/16/21
(75)
Dexcom, Inc. 8 (287,512) 360.00
06/18/21
(23,200)
DuPont de Nemours, Inc. 3 (23,184) 82.50
04/16/21
(90)
eBay, Inc. 2 (12,248) 65.00
05/21/21
(344)
Facebook, Inc., Class A 4 (117,812) 295.00
06/18/21
(7,560)
FedEx Corp. 3 (85,212) 260.00
04/16/21
(7,554)
General Mills, Inc. 3 (18,396) 57.50
04/16/21
(1,290)
Honeywell International, Inc. 3 (65,121) 220.00
06/18/21
(2,355)
Intel Corp. 8 (51,200) 62.50
04/16/21
(1,952)
Johnson & Johnson 2 (32,870) 165.00
05/21/21
(826)
JPMorgan Chase & Co. 4 (60,892) 160.00
06/18/21
(1,700)
Kimberly-Clark Corp. 3 (41,715) 135.00
04/16/21
(1,440)
Kroger Co. (The) 3 (10,797) 33.00
04/16/21
(960)
Lowe's Cos., Inc. 20 (380,360) 180.00
07/16/21
(35,000)
Marathon Petroleum Corp. 5 (26,745) 47.50
04/16/21
(3,120)
Mastercard, Inc., Class A 3 (106,815) 390.00
07/16/21
(2,610)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
Exchange Traded Call Options Written (continued)
Merck & Co., Inc. 5 $ (38,545) $ 85.00
04/16/21
$ (25)
Micron Technology, Inc. 12 (105,852) 85.00
04/16/21
(6,300)
Microsoft Corp. 10 (235,770) 250.00
04/16/21
(660)
Mondelez International, Inc., Class A 4 (23,412) 57.50
06/18/21
(1,060)
Morgan Stanley 4 (31,064) 85.00
07/16/21
(960)
NIKE, Inc., Class B 3 (39,867) 150.00
04/16/21
(39)
Northrop Grumman Corp. 3 (97,092) 300.00
04/16/21
(8,130)
NVIDIA Corp. 6 (320,358) 530.00
06/18/21
(23,772)
Omnicom Group, Inc. 3 (22,245) 77.50
07/16/21
(930)
Oracle Corp. 3 (21,051) 67.50
06/18/21
(1,389)
PayPal Holdings, Inc. 4 (97,136) 260.00
07/16/21
(4,820)
PepsiCo, Inc. 3 (42,435) 135.00
07/16/21
(2,988)
PerkinElmer, Inc. 23 (295,067) 130.00
06/18/21
(16,330)
QUALCOMM, Inc. 8 (106,072) 135.00
07/16/21
(6,520)
Raytheon Technologies Corp. 4 (30,908) 75.00
05/21/21
(1,820)
Regeneron Pharmaceuticals, Inc. 2 (94,628) 485.00
05/21/21
(3,654)
salesforce.com, Inc. 12 (254,244) 250.00
06/18/21
(2,784)
salesforce.com, Inc. 3 (63,561) 220.00
07/16/21
(3,105)
Southwest Airlines Co. 4 (24,424) 60.00
06/18/21
(1,960)
Thermo Fisher Scientific, Inc. 4 (182,552) 460.00
06/18/21
(8,520)
Thermo Fisher Scientific, Inc. 2 (91,276) 470.00
06/18/21
(3,576)
U.S. Bancorp 6 (33,186) 55.00
06/18/21
(2,010)
UnitedHealth Group, Inc. 3 (111,621) 360.00
06/18/21
(7,680)
Verizon Communications, Inc. 58 (337,270) 57.50
04/16/21
(6,090)
Visa, Inc., Class A 3 (63,519) 230.00
06/18/21
(897)
Walt Disney Co. (The) 3 (55,356) 200.00
07/16/21
(1,890)
Waste Management, Inc. 2 (25,804) 120.00
04/16/21
(2,002)
Total Exchange Traded Call Options Written (Premiums Received $(430,202))
$ (411,852)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2021 :
Assets Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 19,357,124 $ – $ – $ 19,357,124
U.S.
Government
Obligations – 10,999,780 – 10,999,780
Money Market
Fund – 1,417,535 – 1,417,535
TOTAL
$19,357,124 $12,417,315 $– $31,774,439
Liabilities Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options
Written $ (542,668) $ (110,975) $ – $ (653,643)
TOTAL
$(542,668) $(110,975) $– $(653,643)
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.